Nature of Business and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nature of Business and Liquidity
Nature of Business and Liquidity

(1)   Nature of Business and Liquidity

TransCode Therapeutics, Inc. (the “Company” or “TransCode”) was incorporated on January 11, 2016, under the laws of the State of Delaware. TransCode is a biopharmaceutical company focused primarily on developing and commercializing innovative drugs and diagnostics for treating and identifying cancer. TransCode recently commenced its first clinical trial. The Company’s lead therapeutic candidate, TTX-MC138, comprises an oligonucleotide conjugated to an iron oxide nanoparticle designed to be administered by infusion to inhibit the ability of metastatic tumor cells to survive. The goal of the therapy, if approved, is to achieve durable disease regression and long-term patient survival.

From its founding until mid-2021, the Company was engaged in organizational activities, including raising capital, and limited research and development (“R&D”) activities. On July 13, 2021, the Company completed the initial public offering (“IPO”) of its common stock, raising $28.75 million in gross proceeds. Since the IPO, the Company has increased its R&D activities, hired additional employees, and begun more traditional operations.

Following the IPO, the Company’s common stock commenced trading on the Nasdaq Capital Market under the ticker symbol “RNAZ.” The Company issued 359,375 shares of common stock in connection with the IPO, including exercise of the underwriter’s over-allotment option, at an initial offering price of $80.00 per share. The net proceeds from the IPO were approximately $25.4 million after deducting underwriting discounts, commissions and estimated offering expenses payable by the Company, including offering costs paid in 2020. In connection with the IPO, the Company also granted the underwriter warrants to purchase up to 15,625 shares of Company common stock at an exercise price of $100.00 per share (125% of the initial public offering price). Upon the closing of the IPO, outstanding convertible promissory notes converted into 53,406 shares of Company common stock.

The Company has not generated revenues and has not yet achieved profitable operations, nor has it ever generated positive cash flows from operations. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. The Company is subject to those risks associated with any early-stage biopharmaceutical company that requires substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approvals, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital.

Going Concern

These financial statements have been prepared under the assumption that the Company will continue as a going concern which contemplates the continuation of operations, realization of assets and liquidation of liabilities in the ordinary course of business. Due to the Company’s recurring and expected continuing losses from operations, the Company has concluded there is substantial doubt concerning its ability to continue as a going concern within one year of the issuance of these financial statements without additional capital becoming available. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

To date, the Company has incurred substantial losses and negative cash flows from operations. It expects to continue to incur operating losses for the foreseeable future as it pursues development of its lead therapeutic candidate and other programs. Operating losses are expected to continue until such time, if ever, that the Company can generate significant revenue from product candidates currently in development. The Company is unable to predict the extent of any future losses or when the Company will become profitable, if ever.

(1)   Nature of Business and Liquidity (continued)

For the nine months ended September 30, 2023, net cash used in operating activities was approximately $12.4 million and the Company’s net loss was approximately $14.5 million. As of September 30, 2023, the Company had an accumulated deficit of approximately $42.3 million and approximately $7.5 million in cash.

The Company plans to expand development of its lead therapeutic candidate and other candidates, and explore strategic partnerships. Management believes that current cash is sufficient to fund operations and capital requirements through the fourth quarter of 2023, but does not believe that existing cash will be sufficient to fund requirements for a full 12 months from the date of these financial statements.

To support its planned expanded operations, the Company will require additional capital; however, the Company cannot be certain that additional funding will be available on acceptable terms, or at all. Through September 30, 2023, the Company’s primary source of capital was from the sale of equity securities in the IPO and subsequent financings, previous sales of convertible promissory notes and funds received under an SBIR Award beginning in April 2021. For the foreseeable future, the Company plans to fund its operations by continuing to raise additional capital, primarily through sales of equity or debt, and from funds that may be awarded under government and other grants.

To the extent the Company raises additional funds by issuing equity securities, its stockholders may experience significant dilution. Any debt financing, if available, may include potentially dilutive features and include restrictive covenants that impact the Company’s ability to conduct business. If the Company is unable to raise additional capital when required or on acceptable terms, the Company may have to (i) significantly scale back its planned operations or (ii) relinquish or otherwise dispose of rights to technologies on unfavorable terms.

(1)   Nature of Business and Liquidity

TransCode Therapeutics, Inc. (the “Company” or “TransCode”) was incorporated on January 11, 2016, under the laws of the State of Delaware. TransCode is a biopharmaceutical company focused primarily on developing and commercializing innovative drugs and diagnostics for treating and identifying cancer. TransCode is preparing for its first clinical trial. The Company’s lead therapeutic candidate, TTX-MC138, comprises an oligonucleotide conjugated to an iron oxide nanoparticle designed to be administered by infusion to inhibit the ability of metastatic tumor cells to survive. The goal of the therapy, if approved, is to achieve lifelong regression and long-term patient survival.

From its founding until mid-2021, the Company was engaged in organizational activities, including raising capital, and limited research and development (“R&D”) activities. On July 13, 2021, the Company completed the initial public offering (“IPO”) of its common stock raising $28.75 million in gross proceeds. Since the IPO, the Company has increased its R&D activities, hired additional employees, and begun more traditional operations.

The Company has not generated revenues and has not yet achieved profitable operations, nor has it ever generated positive cash flows from operations. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. The Company is subject to those risks associated with any early-stage biopharmaceutical company that requires substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approvals, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital.

Following the IPO, the Company’s common stock commenced trading on the Nasdaq Capital Market under the ticker symbol “RNAZ.” The Company issued 7,187,500 shares of common stock in connection with the IPO, including exercise of the underwriter’s over-allotment option, at an initial offering price of $4.00 per share. The net proceeds from the IPO were approximately $25.4 million after deducting underwriting discounts, commissions and estimated offering expenses payable by the Company, including offering costs paid in 2020. In connection with the IPO, the Company also granted the underwriters warrants to purchase up to 312,500 shares of Company common stock at an exercise price of $5.00 per share (125% of the initial public offering price per share). Upon the closing of the IPO, outstanding convertible promissory notes converted into 1,068,135 shares of Company common stock.

Going Concern

These financial statements have been prepared under the assumption that the Company will continue as a going concern which contemplates the continuation of operations, realization of assets and liquidation of liabilities in the ordinary course of business. Due to the Company’s recurring and expected continuing losses from operations, the Company has concluded there is substantial doubt concerning its ability to continue as a going concern within one year of the issuance of these financial statements without additional capital becoming available. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

To date, the Company generally has incurred substantial losses and negative cash flows from operations. It expects to continue to incur operating losses for the foreseeable future as it pursues development of its lead therapeutic candidate and other programs. Operating losses are expected to continue until such time, if ever, that the Company can generate significant revenue from product candidates currently in development. The Company is unable to predict the extent of any future losses or when the Company will become profitable, if ever.

(1)   Nature of Business and Liquidity (continued)

For the year ended December 31, 2022, net cash used in operating activities was approximately $15.8 million and the Company’s net loss was approximately $17.6 million. As of December 31, 2022, the Company had an accumulated deficit of approximately $27.9 million and approximately $5.0 million in cash.

The Company plans to expand development of its lead therapeutic candidate and other candidates and explore strategic partnerships. Management believes that current cash, which includes approximately $1.3 million in net proceeds from the sale of common stock in the February RDO (see Note 9), along with the approximately $870 thousand it expects to receive under year-three of the Company’s SBIR Award (see Note 7) are sufficient to fund operations and capital requirements into but not through the second quarter of 2023, but does not believe that existing cash will be sufficient to fund requirements for a full 12 months from the date of these financial statements.

To support its planned expanded operations, the Company will require additional capital; however, the Company cannot be certain that additional funding will be available on acceptable terms, or at all. Through December 31, 2022, the Company’s primary source of capital was from the sale of equity securities in the IPO, previous sales of convertible promissory notes and funds received under the SBIR Award. For the foreseeable future, the Company plans to fund its operations by continuing to raise additional capital, primarily through sales of equity or debt, and from funds expected under the SBIR Award.

To the extent the Company raises additional funds by issuing equity securities, its stockholders may experience significant dilution. Any debt financing, if available, may include potentially dilutive features and include restrictive covenants that impact the Company’s ability to conduct business. If the Company is unable to raise additional capital when required or on acceptable terms, the Company may have to (i) significantly scale back its planned operations or (ii) relinquish or otherwise dispose of rights to technologies on unfavorable terms.